GoodWill	12 Months Ended
Dec. 31, 2021
Goodwill [Abstract]
GOODWILL

7.      GOODWILL

Goodwill consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Beginning Balance	1,533,485	1,533,485
Acquisitions	—	14,051
Impairment loss	—	(1,504,525)
Ending Balance	1,533,485	43,011

During the year ended December 31, 2021, goodwill was allocated to the following three reporting units: Co-working reporting unit, marketing and branding reporting unit and others reporting unit. The Group performed qualitative assessment for each reporting unit and considers primary factors such as the impact of COVID-19, overall financial performance of the reporting unit, continuous decrease in the Group’s share price and other specific information related to the operations. The Group determined that the above factors are more likely than not to have a significant adverse impact on the three reporting units and therefore quantitative impairment test was performed utilizing an income approach and market approach to determine the three reporting units’ fair value.

The Group performed the quantitative analysis using the discounted cash flow method and taking into account the market capitalization when determining the fair value of each reporting unit. Key assumptions used to determine the estimated fair value include: (a) internal cash flows forecasts including expected revenue growth, operating margins and estimated capital needs, (b) an estimated terminal value using a terminal year long-term future growth rate determined based on the growth prospects of each reporting unit; (c) a discount rate that reflects the weighted-average cost of capital adjusted for the relevant risk associated with each reporting unit’s operations and the uncertainty inherent in the Group’s internally developed forecasts; and (d) the EBITDA multiples used in the market approach fair value method.

Based on the quantitative goodwill impairment test, the Group recorded goodwill impairment loss of RMB1,131,154, RMB133,523 and RMB239,848 for the co-working space, marketing and branding and others reporting units for the year ended December 31, 2021. The carrying amount of goodwill of co-working space, marketing and branding and others reporting units as of December 31, 2021 was nil, nil and RMB43,011, respectively.